Decommissioning and Other Provisions - Current and Non-Current Portion of Decommissioning and Other Provisions (Details) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of other provisions [line items]
Balance	$ 673	$ 546	$ 456
Current portion	59	58
Non-current portion	614	488
Decommissioning and restoration
Disclosure of other provisions [line items]
Balance	608	501	407
Current portion	21	36
Non-current portion	587	465
Other
Disclosure of other provisions [line items]
Balance	65	45	$ 49
Current portion	38	22
Non-current portion	$ 27	$ 23